Plant and equipment, net (Tables)	12 Months Ended
Jun. 30, 2022
Plant and equipment, net
Schedule of plant and equipment

	June 30,	June 30,
	2022	2021
Cryptocurrency mining equipment	$8,302,893	$—
Less: accumulated depreciation	(276,763)	—
Plant and equipment, net	$8,026,130	$—